Commitments And Contingencies (Details) $ in Thousands, $ in Millions			1 Months Ended
	Dec. 15, 2020 USD ($)	Dec. 15, 2020 HKD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 HKD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Subscription and claimed damage	$ 1,670	$ 13	$ 2,000	$ 17
Contingency loss | $						$ 840
Shares outstanding (in Shares)					2,500,000
Shares issued (in Shares)					2,500,000